Equity Incentive Plans and Stock Based Compensation - Stock Options Outstanding and Exercisable by Exercise Price (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
$0.38-0.53
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 0.38
Range of Exercise Prices, Upper Limit	$ 0.53
Options Outstanding, Number Outstanding | shares	1,153,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 3 months 15 days
Options Outstanding, Weighted Average Exercise Price	$ 0.49
Options Exercisable, Number Exercisable | shares	265,717
Options Exercisable, Weighted Average Exercise Price	$ 0.49
$0.55-0.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	0.55
Range of Exercise Prices, Upper Limit	$ 0.55
Options Outstanding, Number Outstanding | shares	1,414,999
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 10 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 0.55
Options Exercisable, Number Exercisable | shares	315,934
Options Exercisable, Weighted Average Exercise Price	$ 0.55
$0.79-1.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	0.79
Range of Exercise Prices, Upper Limit	$ 1.44
Options Outstanding, Number Outstanding | shares	1,769,313
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 5 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 1.35
Options Exercisable, Number Exercisable | shares	1,769,313
Options Exercisable, Weighted Average Exercise Price	$ 1.35
$1.49-3.62
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	1.49
Range of Exercise Prices, Upper Limit	$ 3.62
Options Outstanding, Number Outstanding | shares	2,472,416
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 6 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 2.67
Options Exercisable, Number Exercisable | shares	2,225,880
Options Exercisable, Weighted Average Exercise Price	$ 2.57
$3.87-4.43
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	3.87
Range of Exercise Prices, Upper Limit	$ 4.43
Options Outstanding, Number Outstanding | shares	1,430,358
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 11 months 27 days
Options Outstanding, Weighted Average Exercise Price	$ 4.36
Options Exercisable, Number Exercisable | shares	849,104
Options Exercisable, Weighted Average Exercise Price	$ 4.33
$4.45-7.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	4.45
Range of Exercise Prices, Upper Limit	$ 7.75
Options Outstanding, Number Outstanding | shares	2,701,659
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 11 months 5 days
Options Outstanding, Weighted Average Exercise Price	$ 6.00
Options Exercisable, Number Exercisable | shares	2,650,117
Options Exercisable, Weighted Average Exercise Price	$ 6.02
$0.38-7.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	0.38
Range of Exercise Prices, Upper Limit	$ 7.75
Options Outstanding, Number Outstanding | shares	10,941,745
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 3.00
Options Exercisable, Number Exercisable | shares	8,076,065
Options Exercisable, Weighted Average Exercise Price	$ 3.47